Accounts receivable from card issuers - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 23,977,109	R$ 20,748,857
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 23,364,806	R$ 20,053,392